SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 16, 2026	Aug. 25, 2026	Mar. 15, 2026	Jan. 29, 2026	Jan. 13, 2026	Sep. 26, 2024
Subsequent Event [Line Items]
Gross proceeds					$ 2,500,000	$ 5,400,000
Aggregate principal amount				$ 242,308
Accrued interest				$ 4,156
Subsequent Event [Member]
Subsequent Event [Line Items]
commencement rental payment			$ 209,000
Warrant purchase description	747,000 Ordinary Units (each consisting of one Ordinary Share, one Series A Warrant, and one Series B Warrant) at a price of $1.75 per unit, and (ii) 2,681,569 Pre-Funded Units (each consisting of one Pre-Funded Warrant to purchase one Ordinary Share, one Series A Warrant, and one Series B Warrant) at a price of $1.75 per unit, generating aggregate gross proceeds of approximately $6,000,000. Net proceeds to the Company were approximately $2,337,496 after deducting placement agent discounts ($420,000 in total), non-accountable expense reimbursements, professional fees, and $2,500,000 paid at the direction of the Company and BlockFuel Energy, Inc. (“BFE”) to satisfy the Company’s obligation to fund a $2,500,000 promissory note to BFE and consummate BFE’s repurchase of common stock pursuant to its call right.
Convertible Promissory Note principal amount		$ 1,150,000.00
Purchase price		$ 1,000,000.00